UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/13

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 05/14/13
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).
List of Other Managers Reporting for this Manager:

Copeland Capital Management, LLC

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 165
Form 13F Information Table Value Total: $606,197,000 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NOVO-NORDISK A-S ADR F 1 ADR R ADR              670100205     1862    11530 SH       SOLE                                      11530
ABBOTT LABORATORIES            COM              002824100     2268 64217.22 SH       SOLE                                   64217.22
ACCENTURE PLC CL A F           CL A             g1151c101    10795 142096.91SH       SOLE                                  142096.91
ACTUANT CORP CL A NEW          CL A             00508x203     1565 51129.00 SH       SOLE                                   51129.00
ADT CORP                       COM              00101j106    10450 213535.08SH       SOLE                                  213535.08
AFFILIATED MANAGERS GRP        COM              008252108     1701 11080.00 SH       SOLE                                   11080.00
AIRGAS INC                     COM              009363102     3608 36388.16 SH       SOLE                                   36388.16
ALBEMARLE CORP                 COM              012653101     1790 28646.64 SH       SOLE                                   28646.64
ALEXANDRIA REAL EST EQTY REIT  COM              015271109     1621 22840.00 SH       SOLE                                   22840.00
ALLERGAN INC                   COM              018490102    14094 126260.57SH       SOLE                                  126260.57
AMERICAN INTL GROUP NEW        COM              026874784     8987 231505.00SH       SOLE                                  231505.00
AMERIPRISE FINANCIAL INC       COM              03076c106     1904 25865.34 SH       SOLE                                   25865.34
AMERISOURCEBER                 COM              03073e105     1943 37768.93 SH       SOLE                                   37768.93
AMETEK INC NEW                 COM              031100100    16420 378694.12SH       SOLE                                  378694.12
AMPHENOL CORP CL A             CL A             032095101    11669 156316.93SH       SOLE                                  156316.93
ANHEUSER-BUSC INBEV ADRF SPONS COM              03524A108     9579 96231.22 SH       SOLE                                   96231.22
ANSYS INC                      COM              03662Q105     1778 21845.00 SH       SOLE                                   21845.00
APTARGROUP INC                 COM              038336103     1499 26140.00 SH       SOLE                                   26140.00
ARCH CAP GROUP LTD NEW F       COM              g0450a105     1658 31550.00 SH       SOLE                                   31550.00
BANK OF AMERICA CORP           COM              060505104      137 11317.00 SH       SOLE                                   11317.00
BANK OF THE OZARKS INC         COM              063904106     1875 42299.26 SH       SOLE                                   42299.26
BERKSHIRE HATHAWAY B NEW CLASS COM              084670702      231  2225.00 SH       SOLE                                    2225.00
BHP BILLITON ADR NEW F SPONSOR COM              05545E209      353  6089.23 SH       SOLE                                    6089.23
BORG WARNER INC                COM              099724106    10508 135872.00SH       SOLE                                  135872.00
BROWN & BROWN INC              COM              115236101     1684 52590.00 SH       SOLE                                   52590.00
C V S CAREMARK CORP            COM              126650100    16262 295743.92SH       SOLE                                  295743.92
CARDINAL HEALTH INC            COM              14149Y108      388  9323.95 SH       SOLE                                    9323.95
CASEYS GEN STORES INC          COM              147528103     2133 36601.17 SH       SOLE                                   36601.17
CATERPILLAR INC                COM              149123101     9700 111534.97SH       SOLE                                  111534.97
CHEVRON CORPORATION            COM              166764100     2143 18043.41 SH       SOLE                                   18043.41
CHINA PETE & CHEM ADR F SPONSO COM              16941R108      507  4340.57 SH       SOLE                                    4340.57
CHURCH & DWIGHT CO INC         COM              171340102     3601 55725.43 SH       SOLE                                   55725.43
CITRIX SYSTEMS INC             COM              177376100     1560 21627.00 SH       SOLE                                   21627.00
COACH INC                      COM              189754104     1627 32564.00 SH       SOLE                                   32564.00
COGNIZANT TECH SOL CL A        CL A             192446102     2940 38378.00 SH       SOLE                                   38378.00
COLGATE-PALMOLIVE CO           COM              194162103      719  6095.17 SH       SOLE                                    6095.17
COMCAST CP NEW CL A SPL CLASS  CL A             20030n200     1865 47092.93 SH       SOLE                                   47092.93
CONCHO RESOURCES INC           COM              20605p101     1839 18879.00 SH       SOLE                                   18879.00
CONOCOPHILLIPS                 COM              20825c104     1636 27222.12 SH       SOLE                                   27222.12
CORE LABORATORIES N V F        COM              N22717107     2819 20445.33 SH       SOLE                                   20445.33
COSTCO WHSL CORP NEW           COM              22160K105      565  5330.00 SH       SOLE                                    5330.00
COVIDIEN PLC NEW F             COM              g2554f113    14259 210198.70SH       SOLE                                  210198.70
CROSSTEX ENERGY INC            COM              22765Y104      742 38545.00 SH       SOLE                                   38545.00
CUMMINS INC                    COM              231021106     1349 11655.03 SH       SOLE                                   11655.03
DAVITA HEALTHCARE PTNR         COM              23918k108    12726 107311.00SH       SOLE                                  107311.00
DEAN FOODS CO NEW              COM              242370104     2730 150582.00SH       SOLE                                  150582.00
DELPHI AUTOMOTIVE PLC F        COM              g27823106     2969 66875.50 SH       SOLE                                   66875.50
DIGITAL REALTY TRUST INC REIT  COM              253868103     2758 41233.32 SH       SOLE                                   41233.32
DOVER CORPORATION              COM              260003108      404  5546.79 SH       SOLE                                    5546.79
DRIL QUIP                      COM              262037104     2063 23670.00 SH       SOLE                                   23670.00
EAST WEST BANCORP              COM              27579R104     1657 64578.00 SH       SOLE                                   64578.00
EBAY INC                       COM              278642103     7668 141440.00SH       SOLE                                  141440.00
ECOLAB INC                     COM              278865100     1947 24283.77 SH       SOLE                                   24283.77
ENBRIDGE INC COM               COM              29250n105     1489 32003.18 SH       SOLE                                   32003.18
ENBRIDGE INC F                 COM              29250n105      480 10324.00 SH       SOLE                                   10324.00
EXPEDITORS INTL WASH           COM              302130109      662 18544.00 SH       SOLE                                   18544.00
EXXON MOBIL CORPORATION        COM              30231G102      716  7951.00 SH       SOLE                                    7951.00
F E I COMPANY                  COM              30241L109     1809 28025.00 SH       SOLE                                   28025.00
F5 NETWORKS INC                COM              315616102     7575 85040.00 SH       SOLE                                   85040.00
FACTSET RESEARCH SYSTEMS       COM              303075105     3132 33827.28 SH       SOLE                                   33827.28
FIRST BANCORP P R COM          COM              318672706       79 12740.00 SH       SOLE                                   12740.00
FORTINET INC                   COM              34959e109     3010 127125.00SH       SOLE                                  127125.00
GENESIS ENERGY LP UNIT LTD PAR COM              371927104     2039 42285.64 SH       SOLE                                   42285.64
GENUINE PARTS CO               COM              372460105      546  7009.84 SH       SOLE                                    7009.84
GRAINGER W W INC               COM              384802104     1269  5640.71 SH       SOLE                                    5640.71
HARRIS CORPORATION             COM              413875105      366  7914.26 SH       SOLE                                    7914.26
HEALTHCARE SVC GROUP INC       COM              421906108      462 18044.65 SH       SOLE                                   18044.65
HELMERICH & PAYNE INC          COM              423452101      404  6657.46 SH       SOLE                                    6657.46
I H S INC                      COM              451734107     2883 27533.00 SH       SOLE                                   27533.00
IDEXX LABS INC                 COM              45168D104     1709 18503.00 SH       SOLE                                   18503.00
INTL BUSINESS MACHINES         COM              459200101     8080 37883.31 SH       SOLE                                   37883.31
INTRCONTINENTALEXCHANGE        COM              45865v100    11955 73314.00 SH       SOLE                                   73314.00
IQ HEDGE MULTI STRT ETF MULTI  COM              45409b107      538 19125.77 SH       SOLE                                   19125.77
IQ INDEX TRUST ETF MERGER ARBI COM              45409b800      259 10113.00 SH       SOLE                                   10113.00
ISHARES S&P 500 GROWTH S&P 500 COM              464287309     4033 48963.31 SH       SOLE                                   48963.31
ISHARES S&P MIDCAP 400 GROWTH  COM              464287606      923  7208.30 SH       SOLE                                    7208.30
ISHARES S&P SMALLCAP 600 GROWT COM              464287887      547  5830.00 SH       SOLE                                    5830.00
ISHARES S&P SMCAP VALUE VALUE  COM              464287879      809  8996.34 SH       SOLE                                    8996.34
ISHARES TR DJ SEL DIV INX      COM              464287168      737 11635.00 SH       SOLE                                   11635.00
ISHARES TR DOW JONES RE US REA COM              464287739     1451 20885.00 SH       SOLE                                   20885.00
ISHARES TR RUSSELL 2000 RUSSEL COM              464287655     2634 27900.00 SH       SOLE                                   27900.00
JPMORGAN CHASE & CO            COM              46625h100    13686 288384.67SH       SOLE                                  288384.67
KENNAMETAL INC CAP STOCK       COM              489170100     1489 38165.00 SH       SOLE                                   38165.00
KINDER MORGAN INC              COM              49456b101     8959 231624.96SH       SOLE                                  231624.96
LINCOLN ELEC HLDGS INC         COM              533900106     1939 35794.00 SH       SOLE                                   35794.00
LKQ CORP                       COM              501889208     1683 77379.00 SH       SOLE                                   77379.00
LOCKHEED MARTIN CORP           COM              539830109     1863 19310.09 SH       SOLE                                   19310.09
MARATHON PETE CORP             COM              56585A102    10473 116886.78SH       SOLE                                  116886.78
MARKET VECTORS ETF TRUST GOLD  COM              57060U100     1218 32180.00 SH       SOLE                                   32180.00
MASTERCARD INC                 COM              57636q104     9630 17796.55 SH       SOLE                                   17796.55
MC DONALDS CORP                COM              580135101      418  4196.12 SH       SOLE                                    4196.12
MEAD JOHNSON NUTRITION         COM              582839106     8198 105853.86SH       SOLE                                  105853.86
MICROSOFT CORP                 COM              594918104     8311 290575.70SH       SOLE                                  290575.70
MONSANTO CO NEW DEL            COM              61166W101     2012 19051.55 SH       SOLE                                   19051.55
MSC INDL DIRECT INC CL A       CL A             553530106      453  5284.59 SH       SOLE                                    5284.59
NATIONAL OILWELL VARCO         COM              637071101     6872 97134.27 SH       SOLE                                   97134.27
NEUSTAR INC CLASS A            CL A             64126X201     3102 66678.00 SH       SOLE                                   66678.00
NEWMONT MINING CORP            COM              651639106     6298 150352.70SH       SOLE                                  150352.70
NOBLE ENERGY INC               COM              655044105     9688 83764.65 SH       SOLE                                   83764.65
NORDSON CORP                   COM              655663102     2039 30929.54 SH       SOLE                                   30929.54
NOVO-NORDISK A-S ADR F 1 ADR R ADR              670100205      275  1705.00 SH       SOLE                                    1705.00
OCCIDENTAL PETE CORP           COM              674599105     8690 110893.60SH       SOLE                                  110893.60
OCH ZIFF CAPITAL MGMT A        CL A             67551u105     1777 190145.00SH       SOLE                                  190145.00
OMEGA HLTHCARE INVS INC REIT   COM              681936100     3011 99185.20 SH       SOLE                                   99185.20
ONEOK INC NEW                  COM              682680103     2206 46292.37 SH       SOLE                                   46292.37
PARTNERRE LTD F                COM              G6852T105      505  5431.29 SH       SOLE                                    5431.29
PEOPLES UNITED FINL INC        COM              712704105      416 31066.76 SH       SOLE                                   31066.76
PETSMART INC                   COM              716768106     8603 138549.00SH       SOLE                                  138549.00
PHILIP MORRIS INTL INC         COM              718172109     2265 24432.95 SH       SOLE                                   24432.95
PLAINS ALL AMERN PPLN LP UNIT  COM              726503105      499  8836.62 SH       SOLE                                    8836.62
PNC FINL SERVICES GP INC       COM              693475105    13175 198132.93SH       SOLE                                  198132.93
POLARIS INDUSTRIES INC         COM              731068102     1894 20482.09 SH       SOLE                                   20482.09
POWERSHARES DB G10 CRNCY HARVE COM              73935y102      300 11034.00 SH       SOLE                                   11034.00
POWERSHARES ETF TRUST FTSE US1 COM              73935X567      260  3340.00 SH       SOLE                                    3340.00
PRAXAIR INC                    COM              74005P104    12676 113650.63SH       SOLE                                  113650.63
PRICESMART INC                 COM              741511109     2683 34472.60 SH       SOLE                                   34472.60
PROGRESSIVE CORP OHIO          COM              743315103     8355 330638.53SH       SOLE                                  330638.53
PROSHARES SHORT S&P 500        COM              74347R503     2651 86400.00 SH       SOLE                                   86400.00
PROSPERITY BANCSHARES          COM              743606105      455  9602.96 SH       SOLE                                    9602.96
QUALCOMM INC                   COM              747525103    11673 174392.51SH       SOLE                                  174392.51
QUANTSHARES U S ETF MKT NEUTRA COM              351680707      335 15665.00 SH       SOLE                                   15665.00
REINSURANCE GP AMER NEW        COM              759351604     2628 44050.48 SH       SOLE                                   44050.48
REPLIGEN CORP                  COM              759916109     1113 161195.00SH       SOLE                                  161195.00
ROBERT HALF INTL               COM              770323103     1868 49785.00 SH       SOLE                                   49785.00
ROSETTA RESOURCES INC          COM              777779307     1681 35338.00 SH       SOLE                                   35338.00
ROWE T PRICE GROUP INC         COM              74144t108    11549 154267.11SH       SOLE                                  154267.11
S P D R S&P 500 ETF TR EXPIRIN COM              78462F103     3909 24952.00 SH       SOLE                                   24952.00
SCHEIN HENRY INC               COM              806407102     1679 18146.00 SH       SOLE                                   18146.00
SCHLUMBERGER LTD F             COM              806857108     8087 107989.44SH       SOLE                                  107989.44
SECTOR SPDR ENGY SELECT SHARES COM              81369y506     1269 16002.10 SH       SOLE                                   16002.10
SIRONA DENTAL SYSTEMS          COM              82966c103     1755 23813.00 SH       SOLE                                   23813.00
SPDR GOLD TRUST SPDR GOLD SHAR COM              78463v107    11571 74908.00 SH       SOLE                                   74908.00
SPDR S&P DIVIDEND ETF          COM              78464a763      651  9874.73 SH       SOLE                                    9874.73
SPDR SSGA EXCH TRADED FD MULTI COM              78467v103      425 14014.06 SH       SOLE                                   14014.06
STRYKER CORP                   COM              863667101     2407 36909.78 SH       SOLE                                   36909.78
SUNOCO LOGISTICS PTNR LP       COM              86764l108     1951 29841.73 SH       SOLE                                   29841.73
T C F FINANCIAL CORP           COM              872275102     1792 119795.00SH       SOLE                                  119795.00
T J X COS INC                  COM              872540109     2394 51217.24 SH       SOLE                                   51217.24
TERADATA CORP                  COM              88076w103     2095 35815.00 SH       SOLE                                   35815.00
TOLL BROTHERS INC              COM              889478103    12465 364049.00SH       SOLE                                  364049.00
TYCO INTL LTD NEW F            COM              h89128104     9190 287202.90SH       SOLE                                  287202.90
UNILEVER N V NY SHS NEWF N Y R COM              904784709     9052 220797.30SH       SOLE                                  220797.30
UNILEVER PLC ADR NEW F SPONSOR COM              904767704      325  7703.75 SH       SOLE                                    7703.75
UNION PACIFIC CORP             COM              907818108     1476 10365.00 SH       SOLE                                   10365.00
UNITEDHEALTH GROUP INC         COM              91324P102    12999 227224.84SH       SOLE                                  227224.84
V F CORPORATION                COM              918204108     9846 58696.42 SH       SOLE                                   58696.42
VANGUARD DIV APPRCIATION       COM              921908844      510  7775.00 SH       SOLE                                    7775.00
VERISK ANALYTICS INC CLA CLASS CL A             92345y106     1880 30515.00 SH       SOLE                                   30515.00
VERIZON COMMUNICATIONS         COM              92343V104      485  9875.01 SH       SOLE                                    9875.01
VISA INC CL A CLASS A          CL A             92826c839     1974 11625.85 SH       SOLE                                   11625.85
WALGREEN COMPANY               COM              931422109      535 11231.72 SH       SOLE                                   11231.72
WEST PHARM SRVC INC            COM              955306105      383  5911.43 SH       SOLE                                    5911.43
WILLIAMS COMPANIES             COM              969457100     1539 41099.17 SH       SOLE                                   41099.17
WISCONSIN EGY CP HLDG CO       COM              976657106     1506 35119.48 SH       SOLE                                   35119.48
WISDOMTREE LARGECAP DIV LARGEC COM              97717w307     1211 20563.23 SH       SOLE                                   20563.23
WISDOMTREE TRUST SMALLCAP DIVI COM              97717w604      303  5320.00 SH       SOLE                                    5320.00
WYNDHAM WORLDWIDE CORP         COM              98310w108     2081 32283.00 SH       SOLE                                   32283.00
WYNN RESORTS                   COM              983134107     8373 66900.00 SH       SOLE                                   66900.00
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      360    15000 SH       SOLE                                      15000
ISHARES MSCI EMRG MKT FD EMERG MSCI EMRG MKT    464287234     3302    77210 SH       SOLE                                      77210
ISHARES MSCI GWTH IDX FD       MSCI GRW IDX     464288885      856    13529 SH       SOLE                                      13529
ISHARES MSCI VAL IDX FD        MSCI VAL IDX	464288877      231     4651 SH       SOLE                                       4651
ISHARES TR FTSE XNHUA IDX      CHINA25 IDX      464287184      209     5675 SH       SOLE                                       5675
ISHARES TR MSCI EAFE FD MSCI E MSCI EAFE INDEX  464287465     1734    29410 SH       SOLE                                      29410
WISDOMTREE JPN HDGD EQTY JAPAN JAPN HEDGE EQT   97717w851     1287    29800 SH       SOLE                                      29800